Variable Interest Entities (Tables)	6 Months Ended
Jun. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Bareboat Charters
A summary of our payment obligations (excluding repurchase options and obligations) under the bareboat charters with the lessor VIEs as of June 30, 2020, are shown below:

(in thousands of $)	2020 (1)	2021	2022	2023	2024	2025+
Golar Glacier	8,620	17,100	17,100	17,100	12,884	—
Golar Kelvin	8,620	17,100	17,100	17,100	15,695	—
Golar Snow	8,620	17,100	17,100	17,100	15,695	—
Golar Ice	8,620	17,100	17,100	17,100	17,147	1,452
Golar Tundra (2)	9,042	17,624	17,068	16,511	15,963	12,869
Golar Seal	6,802	13,717	13,717	13,754	13,717	13,717
Golar Crystal (2)	4,928	9,814	9,849	9,874	9,908	22,348
Hilli (2)	50,714	99,480	96,484	93,559	90,491	273,427
Golar Viking (2)	89,824	—	—	—	—	—
Golar Bear (2)	7,068	13,806	13,385	12,963	12,551	26,139
(1) For the six months ending December 31, 2020.
(2) The payment obligations relating to the Golar Tundra, Golar Crystal, Hilli, Golar Viking and Golar Bear above includes variable rental payments due under the lease based on an assumed LIBOR plus margin.

Schedule of Variable Interest Entities
The assets and liabilities of these lessor VIEs that most significantly impact our consolidated balance sheet as of June 30, 2020 and December 31, 2019, are as follows:

(in thousands of $)	Golar Glacier	Golar Kelvin	Golar Snow	Golar Ice	Golar Tundra	Golar Seal	Golar Crystal	Hilli	Golar Viking	Golar Bear	June 30, 2020	December 31, 2019
Assets											Total	Total
Restricted cash and short-term deposits	55	57	67	24	—	10,385	5,157	18,267	4,175	1,800	39,987	34,947

Liabilities
Debt:
Current portion of long-term debt and short-term debt (1)	119,079	137,075	118,172	92,280	10,442	—	8,088	430,212	87,886	—	1,003,234	963,005
Long-term interest bearing debt - non-current portion (1)	—	—	—	—	86,199	100,392	79,131	307,695	—	104,806	678,223	617,124
	119,079	137,075	118,172	92,280	96,641	100,392	87,219	737,907	87,886	104,806	1,681,457	1,580,129
(1) Where applicable, these balances are net of deferred finance charges.

The most significant impact of the lessor VIE's operations on our unaudited consolidated statements of income, and unaudited consolidated statements of cash flows, are as follows:

(in thousands of $)	Six months ended June 30,
	2020	2019
Statement of income
Interest expense	20,026	35,892

Statement of cash flows
Net debt repayments	(317,039)	(106,383)
Net debt receipts	416,375	14,824
The assets and liabilities of Hilli LLC(1) that most significantly impact our consolidated balance sheet are as follows:

(in thousands of $)	June 30, 2020	December 31, 2019
Balance sheet
Current assets	63,630	64,507
Non-current assets	1,235,950	1,300,605
Current liabilities	(476,664)	(496,029)
Non-current liabilities	(382,200)	(418,578)
(1) As Hilli LLC is the primary beneficiary of the Hilli Lessor VIE (see above) the Hilli LLC balances include the Hilli Lessor VIE.

The most significant impact of Hilli LLC VIE's operations on our unaudited consolidated statements of income, and unaudited consolidated statements of cash flows, are as follows:

(in thousands of $)	Six months ended June 30,
	2020	2019
Statement of operations
Liquefaction services revenue	109,048	109,048
Realized and unrealized (loss)/gain on oil derivative instrument	(37,081)	8,145

Statement of cash flows
Net debt repayments	(266,822)	(39,297)
Net debt receipts	222,779	—
The assets and liabilities of Gimi MS that most significantly impacts our consolidated balance sheet are as follows:

(in thousands of $)	June 30, 2020	December 31, 2019
Balance sheet
Current assets	8,252	24,894
Non-current assets	552,969	434,248
Current liabilities	(40,971)	(9,697)
Non-current liabilities	(202,570)	(107,902)

The most significant impact of Gimi MS VIE's operations on our unaudited consolidated statements of cash flows, is as follows:

(in thousands of $)	Six months ended June 30,
	2020	2019
Statement of cash flows
Additions to asset under development	110,173	105,339
Net debt receipts	95,000	—